BANK LOANS	12 Months Ended
Dec. 31, 2013
Bank Loans Disclosure [Abstract]
Bank Loans Disclosure [Text Block]
7. BANK LOANS

In July 27, 2012, the Company entered into a $ 1 million Revolving Credit Facility. The amount is subject to availability of Collateral Lending Value as assessed by the bank from time to time. The Revolving Credit Facility includes both term loan and overdraft for up to 12 months maximum tenor each subject to availability and bank’s discretion. The interest for current account overdraft will be charged monthly in arrears at the bank’s appropriate funding rate plus 2% p.a. or advised by the bank from time to time. The interest for term loans will be charged at 1% p.a. over bank’s cost of funds or as advised by the bank from time to time and payable upon end of the corresponding interest periods and quarterly if the loan tenor exceeds three months. The Revolving Credit Facility will be subject to review at any time at the bank’s discretion without prior notice to the Company. The Revolving Credit Facility is secured by the Company’s total assets. As at December 31, 2013, the Company had $1,279,002 of term loan outstanding under the Revolving Credit Facility.

Bank loans consisted of the following:

	December 31, 2013		December 31, 2012
From Financial institutions	Rate	Balance	Rate	Balance
EFG Bank of Hong Kong	1.17%	$1,279,002	1.5%	$100,256
Total		$1,279,002		$100,256

The bank loan has been renewed subsequent to year end and the interest rate decreased to 1.16%.